Restructuring (Details) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2020 USD ($) plan	Mar. 31, 2019 USD ($)		Mar. 31, 2018 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | plan										200
Restructuring expense incurred since Plan inception										$ 43,851
Restructuring Reserve		$ 1,017				$ 6,131				1,017	$ 6,131		$ 0
Restructuring Reserve, Accrual Adjustment										1,837	10,481	[1]
Payments for Restructuring										6,951	(4,350)	[1]
Restructuring Costs										673	30,987		103
Accelerated depreciation and amortization										0	16,194
Restructuring expenses	[2]									3,143	40,708		103
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense incurred since Plan inception										12,191
Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense incurred since Plan inception										31,660
Restructuring expenses		6	$ (448)	$ (274)	$ 1,389
Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses						4,840	$ 26,147	$ 0	$ 0
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve		20				2,029				20	2,029		0
Restructuring Reserve, Accrual Adjustment										283	4,830	[1]
Payments for Restructuring										2,292	2,801
Restructuring Costs										283	4,830
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve		$ 997				$ 4,102				997	4,102		$ 0
Restructuring Reserve, Accrual Adjustment										1,554	5,651	[1]
Payments for Restructuring										4,659	1,549
Restructuring Costs										1,554	5,651
Product Rationalization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	[3]									2,470	9,721
Accelerated depreciation and amortization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs										(1,164)	0
Asset impairment charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges										0	$ 4,312
Life Science Member [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense incurred since Plan inception										668
Applied Sterilization Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense incurred since Plan inception										7,798
Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense incurred since Plan inception										1,705
Healthcare [Member] [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense incurred since Plan inception										$ 33,680

[1]	(1) Certain amounts reported include the impact of foreign currency movements relative to the U.S. dollar.
[2]	For more information regarding our restructuring activities see Note 2 titled, "Restructuring"
[3]	Recorded in cost of revenues on the Consolidated Statements of Income.